Pension and Other Post-Employment Benefits (Accumulated Benefit Obligation And Projected Benefit Obligation In Excess Of The Plan Assets Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation	$ (64)	$ (279)
Accumulated Benefit Obligation	(51)	(260)
Fair Value of Plan Assets	58	260
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation	(96)	(114)
Accumulated Benefit Obligation	$ (96)	$ (114)